UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Vivaldi Merger Arbitrage Fund

Class A Shares – VARAX
Class I Shares – VARBX

Semi-Annual Report
March 31, 2017

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

Vivaldi Merger Arbitrage Fund
A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	11
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Merger Arbitrage Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 113.7%
	AEROSPACE/DEFENSE-EQUIPMENT – 7.5%
538,986	B/E Aerospace, Inc.[3]	$34,554,392

	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL – 6.2%
466,718	Mobileye N.V.* 1,3	28,656,485

	COMMERCIAL BANKS-CENTRAL US – 1.6%
285,440	Southwest Bancorp, Inc.[3]	7,464,256

	COMMERCIAL BANKS-EASTERN US – 2.4%
272,988	Suffolk Bancorp[3]	11,031,445

	COMMERCIAL BANKS-WESTERN US – 1.6%
294,992	Pacific Continental Corp.	7,227,304

	COMPUTERS-MEMORY DEVICES – 3.8%
666,621	Brocade Communications Systems, Inc.	8,319,430
717,150	Nimble Storage, Inc.*	8,964,375
		17,283,805
	CONSULTING SERVICES – 7.2%
423,386	CEB, Inc.[3]	33,278,140

	ENVIRONMENT CONSULTING & EN – 1.8%
465,039	TRC Cos., Inc.*	8,114,931

	MEDICAL-DRUGS – 5.8%
376,096	Actelion Ltd. - ADR*3	26,529,812

	MEDICAL-OUTPATIENT/HOME MEDICAL – 4.9%
518,444	Air Methods Corp.*3	22,293,092

	PIPELINES – 5.3%
449,793	ONEOK Partners LP3	24,284,324

	PRIVATE EQUITY – 0.9%
539,886	Fortress Investment Group LLC - Class A	4,292,094

	REINSURANCE – 10.4%
904,637	Allied World Assurance Co. Holdings A.G.[1,3]	48,036,225

	REITS-APARTMENTS – 5.7%
1,615,127	Milestone Apartments Real Estate Investment Trust - REIT[1]	26,229,662

	RETAIL-MISC/DIVERSIFIED – 7.7%
737,184	CST Brands, Inc.[3]	35,451,179

	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 5.6%
448,912	Exar Corp.*	5,840,345
191,956	NXP Semiconductors N.V.* 1	19,867,446
		25,707,791
	TELECOM SERVICE – 4.9%
396,325	Level 3 Communications, Inc.*3	22,677,716

	TOBACCO – 10.2%
740,363	Reynolds American, Inc.[3]	46,657,676

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	VETERINARY DIAGNOSTICS – 6.2%
313,592	VCA, Inc.*3	$28,693,668

	VITAMINS & NUTRITION PRODUCTS – 14.0%
721,189	Mead Johnson Nutrition Co. - Class A3	64,243,516

	TOTAL COMMON STOCKS (Cost $511,441,252)	522,707,513

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
200	Mead Johnson Nutrition Co.
	Exercise Price: $90.00, Expiration Date: May 19, 2017*	3,000

	TOTAL CALL OPTIONS (Cost $5,205)	3,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $5,205)	3,000

	SHORT-TERM INVESTMENTS – 6.1%
27,992,997	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.60%[2,3]	27,992,997

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,992,997)	27,992,997

	TOTAL INVESTMENTS – 119.8% (Cost $539,439,454)	550,703,510
	Liabilities in Excess of Other Assets – (19.8)%	(90,933,595)

	TOTAL NET ASSETS – 100.0%	$459,769,915

	SECURITIES SOLD SHORT – (27.8)%
	COMMON STOCKS – (27.8)%
	AEROSPACE/DEFENSE – (3.5)%
(167,140)	Rockwell Collins, Inc.	(16,239,322)

	COMMERCIAL BANKS-SOUTHERN US – (1.4)%
(111,408)	Simmons First National Corp. - Class A	(6,144,151)

	COMMERCIAL BANKS-WESTERN US – (1.6)%
(189,680)	Columbia Banking System, Inc.	(7,395,623)

	CONSULTING SERVICES – (2.3)%
(96,778)	Gartner, Inc.*	(10,451,056)

	PIPELINES – (5.4)%
(442,917)	ONEOK, Inc.	(24,555,319)

	PROPERTY/CASUALTY INSURANCE – (2.7)%
(27,493)	Fairfax Financial Holdings Ltd.[1]	(12,545,279)

	S & L/THRIFTS-EASTERN US – (2.4)%
(607,393)	People's United Financial, Inc.	(11,054,553)

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELEPHONE-INTEGRATED – (2.9)%
(566,413)	CenturyLink, Inc.	$(13,350,354)

	TOBACCO – (5.6)%
(389,431)	British American Tobacco PLC - ADR	(25,827,064)

	TOTAL COMMON STOCKS (Proceeds $121,970,651)	(127,562,721)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Mobileye N.V.
(2)	Exercise Price: $60.00, Expiration Date: April 21, 2017*	(20)
(264)	Exercise Price: $60.00, Expiration Date: April 21, 2017*	(39,600)
	NXP Semiconductors N.V.
(163)	Exercise Price: $105.00, Expiration Date: April 28, 2017*	(14,670)
(123)	Exercise Price: $105.00, Expiration Date: April 21, 2017*	(4,305)

	TOTAL CALL OPTIONS (Proceeds $52,899)	(58,595)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $52,899)	(58,595)

	TOTAL SECURITIES SOLD SHORT (Proceeds $122,023,550)	$(127,621,316)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Vitamins & Nutrition Products	14.0%
Reinsurance	10.4%
Tobacco	10.2%
Retail-Misc/Diversified	7.7%
Aerospace/Defense-Equipment	7.5%
Consulting Services	7.2%
Veterinary Diagnostics	6.2%
Auto/Truck Parts & Equipment-Original	6.2%
Medical-Drugs	5.8%
REITS-Apartments	5.7%
Semicon Components-Integrated Circuits	5.6%
Pipelines	5.3%
Telecom Service	4.9%
Medical-Outpatient/Home Medical	4.9%
Computers-Memory Devices	3.8%
Commercial Banks-Eastern US	2.4%
Environment Consulting & En	1.8%
Commercial Banks-Central US	1.6%
Commercial Banks-Western US	1.6%
Private Equity	0.9%
Total Common Stocks	113.7%
Purchased Options Contracts	0.0%
Short-Term Investments	6.1%
Total Investments	119.8%
Liabilities in Excess of Other Assets	(19.8)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $539,434,249)	$550,700,510
Purchased options contracts, at value (cost $5,205)	3,000
Cash	1,045,988
Cash deposited with brokers for securities sold short	45,658,689
Receivables:
Investment securities sold	16,193,349
Fund shares sold	622,227
Dividends and interest	767,619
Prepaid expenses	115,376
Total assets	615,106,758

Liabilities:
Securities sold short, at value (proceeds $121,970,651)	127,562,721
Written options contracts, at value (proceeds $52,899)	58,595
Payables:
Investment securities purchased	25,570,583
Fund shares redeemed	878,829
Advisory fees	480,892
Shareholder servicing fees (Note 8)	51,866
Distribution fees (Note 7)	13,952
Dividends and interest on securities sold short	593,843
Fund administration fees	57,683
Fund accounting fees	31,224
Transfer agent fees and expenses	18,139
Auditing fees	7,496
Custody fees	3,388
Legal fees	2,956
Trustees' fees and expenses	786
Chief Compliance Officer fees	457
Accrued other expenses	3,433
Total liabilities	155,336,843

Net Assets	$459,769,915

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$456,256,563
Accumulated net investment loss	(1,271,651)
Accumulated net realized loss on investments, purchased options contracts, securities sold short and written options contracts	(881,287)
Net unrealized appreciation (depreciation) on:
Investments	11,266,261
Purchased options contracts	(2,205)
Securities sold short	(5,592,070)
Written options contracts	(5,696)
Net Assets	$459,769,915

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$66,840,090
Shares of beneficial interest issued and outstanding	6,445,223
Redemption price per share	10.37
Maximum sales charge (5.75% of offering price)*	0.63
Maximum offering price to public	$11.00

Class I Shares:
Net assets applicable to shares outstanding	$392,929,825
Shares of beneficial interest issued and outstanding	37,690,521
Redemption price	$10.43

*	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,305)	$3,688,827
Interest	141,514
Total investment income	3,830,341

Expenses:
Advisory fees	2,674,202
Dividends on securities sold short	1,189,520
Interest on securities sold short	453,442
Shareholder servicing fees (Note 8)	182,736
Fund administration fees	172,173
Distribution fees (Note 7)	94,004
Fund accounting fees	63,121
Registration fees	63,103
Transfer agent fees and expenses	55,224
Miscellaneous	35,192
Shareholder reporting fees	32,927
Custody fees	11,099
Legal fees	7,979
Auditing fees	7,480
Interest expense (Note 14)	7,218
Trustees' fees and expenses	4,491
Chief Compliance Officer fees	3,989
Insurance fees	1,745
Total expenses	5,059,645
Advisory fees waived	(16,798)
Fees paid indirectly (Note 3)	(11,061)
Net expenses	5,031,786
Net investment loss	(1,201,445)

Realized and Unrealized Gain on Investments, Purchased Options Contracts,
Securities Sold Short and Written Options Contracts:
Net realized gain (loss) on:
Investments	4,168,080
Purchased options contracts	(17,484)
Securities sold short	(3,894,782)
Written options contracts	86,782
Net realized gain	342,596
Net change in unrealized appreciation/depreciation on:
Investments	10,840,208
Purchased options contracts	(2,265)
Securities sold short	(4,390,764)
Written options contracts	(5,696)
Net change in unrealized appreciation/depreciation	6,441,483
Net realized and unrealized gain on investments, purchased options
contracts, securities sold short and written options contracts	6,784,079

Net Increase in Net Assets from Operations	$5,582,634

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,201,445)	$(2,537,659)
Net realized gain	342,596	1,445,060
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and written options contracts	6,441,483	(775,193)
Net increase (decrease) in net assets resulting from operations	5,582,634	(1,867,792)

Distributions to Shareholders:
From net realized gain:
Class A	(49,463)	(1,907)
Class I	(207,776)	(11,163)
Total distributions to shareholders	(257,239)	(13,070)

Capital Transactions:
Net proceeds from shares sold:
Class A	19,677,511	100,412,526
Class A - Reorganization	-	500
Class I	136,089,540	322,408,524
Class I - Reorganization	-	3,057,075
Reinvestment of distributions:
Class A	47,170	1,876
Class I	203,650	11,163
Cost of shares redeemed:
Class A1	(36,060,150)	(17,375,491)
Class I2	(59,294,936)	(12,853,576)
Net increase in net assets from capital transactions	60,662,785	395,662,597

Total increase in net assets	65,988,180	393,781,735

Net Assets:
Beginning of period	393,781,735	-
End of period	$459,769,915	$393,781,735

Accumulated net investment loss	$(1,271,651)	$(70,206)

Capital Share Transactions:
Shares sold:
Class A	1,911,581	9,722,359
Class A - Reorganization	-	50
Class I	13,161,861	31,180,038
Class I - Reorganization	-	307,301
Shares reinvested:
Class A	4,571	187
Class I	19,657	1,112
Shares redeemed:
Class A	(3,503,622)	(1,689,903)
Class I	(5,735,446)	(1,244,002)
Net increase in capital share transactions	5,858,602	38,277,142

[1]	Net of redemption fee proceeds of $1,337 and $5,970, respectively.
[2]	Net of redemption fee proceeds of $10,464 and $8,016, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,582,634
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(1,030,810,632)
Sales of long-term portfolio investments	765,225,826
Proceeds from securities sold short	199,699,767
Cover short securities	(153,799,019)
Closed written options	157,667
Sale of short-term investments, net	50,648,179
Decrease in cash held by brokers	2,385,805
Decrease in investment securities sold receivable	19,428,985
Increase in dividends and interest receivables	(766,245)
Decrease in other assets	124
Increase in payables for securities purchased	10,780,999
Increase in payables for dividends and interest on securities sold short	590,482
Increase in Advisory fees	140,601
Increase in accrued expenses	56,363
Net realized gain	(342,596)
Net change in unrealized appreciation/depreciation	(6,441,483)
Net cash used for operating activities	(137,462,543)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	156,505,369
Cost of shares redeemed	(94,738,993)
Dividends paid to shareholders, net of reinvestments	(6,419)
Net cash provided by financing activities	61,759,957

Net decrease in cash	(75,702,586)

Cash:
Beginning of period	76,748,574
End of period	$1,045,988

Non cash financing activities not included herein consist of $250,820 of reinvested dividends.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016
Net asset value, beginning of period	$10.26		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.19)
Net realized and unrealized gain on investments, purchased options contracts, securities sold short and written options contracts	0.16		0.45
Total from investment operations	0.12		0.26

Less Distributions:
From net realized gain	(0.01)		-	[2]
Total distributions	(0.01)		-

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$10.37		$10.26

Total return[3]	1.13%	[4]	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,840		$82,393

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.60%	[5,6]	2.78%	[6]
After fees waived and expenses absorbed	2.59%	[5,6]	2.62%	[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.81)%	[5]	(2.00)%
After fees waived and expenses absorbed	(0.80)%	[5]	(1.84)%

Portfolio turnover rate	206%	[4]	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.77% for the six months ended March 31, 2017 and 0.80% for the year ended September 30, 2016.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016
Net asset value, beginning of period	$10.30		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.16)
Net realized and unrealized gain on investments, purchased options contracts, securities sold short and written options contracts	0.17		0.46
Total from investment operations	0.14		0.30

Less Distributions:
From net realized gain	(0.01)		-	[2]
Total distributions	(0.01)		-

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$10.43		$10.30

Total return[3]	1.32%	[4]	3.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$392,930		$311,389

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.31%	[5,6]	2.47%	[6]
After fees waived and expenses absorbed	2.30%	[5,6]	2.31%	[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.52)%	[5]	(1.69)%
After fees waived and expenses absorbed	(0.51)%	[5]	(1.53)%

Portfolio turnover rate	206%	[4]	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.77% for the six months ended March 31, 2017 and 0.80% for the year ended September 30, 2016.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks capital appreciation and returns that are largely uncorrelated with the returns of the general stock market.

The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in option contracts written for the six months ended March 31, 2017 were as follows:

	Number of Contracts	Premium Amount
Outstanding at September 30, 2016	-	$-
Options written	2,480	157,667
Options closed	(947)	(80,278)
Options expired	(297)	(6,504)
Options exercised	(684)	(17,986)
Outstanding at March 31, 2017	552	$52,899

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.85% and 1.55% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively, until January 31, 2018. This agreement to waive fees and/or pay for operating expenses may only be terminated before that date by the Trust’s Board of Trustees.

For the six months ended March 31, 2017, the Advisor waived its fees and absorbed other expenses totaling $16,798. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. At March 31, 2017, the amount of these potentially recoverable expenses was $269,960. The Advisor may recapture all or a portion of this amount no later than September 30, of the years stated below:

2019	$253,162
2020	16,798
Total	$269,960

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2017, the total fees reduced by earning credits were $11,061. Such amount is shown as a reduction of expenses, “Fees paid indirectly,” on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2017 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$539,629,300

Gross unrealized appreciation	$12,590,794
Gross unrealized depreciation	(1,516,584)

Net unrealized appreciation on investments	$11,074,210

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$256,770
Undistributed long-term capital gains	412
Accumulated earnings	257,182

Accumulated capital and other losses	-
Unrealized appreciation on investments	245,619
Unrealized depreciation on securities sold short	(2,314,844)
Total accumulated deficit	$(1,812,043)

The tax character of distributions paid during the fiscal year ended September 30, 2016 was as follows:

Distribution paid from:	2016
Ordinary income	$13,070
Net long-term capital gains	-
Total taxable distributions	$13,070

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2017 and for the year ended September 30, 2016, the Fund received $11,801 and $13,986 in redemption fees for Class A and Class I Shares, respectively.

Note 6 – Investment Transactions
For the six months ended March 31, 2017, purchases and sales of investments, excluding short-term investments, were $1,027,636,348 and $763,400,198, respectively. Proceeds from securities sold short and cover short securities were $199,699,737 and $153,799,019, respectively, for the same period.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s assets carried at fair value:

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$522,707,513	$-	$-	$522,707,513
Purchased Options Contracts	3,000	-	-	3,000
Short-Term Investments	27,992,997	-	-	27,992,997
Total Assets	$550,703,510	$-	$-	$550,703,510

Liabilities
Securities Sold Short
Common Stocks*	$127,562,721	$-	$-	$127,562,721
Written Options Contracts	43,925	14,670	-	58,595
Total Liabilities	$127,606,646	$14,670	$-	$127,621,316

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended March 31, 2017.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2017 by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$3,000

	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$58,595

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(17,484)	$86,782
Total	$(17,484)	$86,782

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(2,265)	$(5,696)	$(7,961)
Total	$(2,265)	$(5,696)	$(7,961)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	80
Equity contracts	Written options contracts	Number of contracts	(225)

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2017 (Unaudited)

Note 14 – Borrowing
The Fund has entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Fund may borrow amounts up to one-third of the value of its assets. The Fund is charged interest of one-month Libor plus 1.10% for borrowing under this agreement. The average outstanding borrowings and average interest rate on the 9 days with borrowings by the Fund during the six months ended March 31, 2017 were $14,451,587 and 2.00%, respectively. As of March 31, 2017, the Fund had no outstanding borrowings.

Note 15 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vivaldi Merger Arbitrage Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/16	3/31/17	10/1/16 – 3/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,011.30	$ 13.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.00	13.01
Class I	Actual Performance	1,000.00	1,013.20	11.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.47	11.54

*
Expenses are equal to the Fund’s annualized expense ratios of 2.59% and 2.30% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

Vivaldi Merger Arbitrage Fund
A series of Investment Managers Series Trust II

Investment Advisor
Vivaldi Asset Management, LLC
225 West Wacker, Suite 2100
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund - Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund - Class I	VARBX	46141T 869

Privacy Principles of the Vivaldi Merger Arbitrage Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Merger Arbitrage Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (877) 779-1999. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (877) 779-1999 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Vivaldi Merger Arbitrage Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/09/2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/09/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/09/2017